Financial assets at fair value through the income statement	12 Months Ended
Dec. 31, 2019
13. Financial assets at fair value through the income statement
Financial assets at fair value through the income statement

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on page [00].

13 Financial assets at fair value through the income statement

Accounting for financial assets mandatorily at fair value

Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Accounting for financial assets designated at fair value

Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.

Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.

The details on how the fair value amounts are derived for financial assets at fair value are described in Note 17.

	Designated at fair value		Mandatorily at fair value		Total
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Loans and advances	4,900	5,267	17,792	14,257	22,692	19,524
Debt securities	3,995	3,855	1,254	667	5,249	4,522
Equity securities	-	-	7,495	6,019	7,495	6,019
Reverse repurchase agreements and other similar secured lending	40	106	96,847	118,935	96,887	119,041
Other financial assets	-	-	763	542	763	542
Financial assets at fair value through the income statement	8,935	9,228	124,151	140,420	133,086	149,648

Credit risk of financial assets designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at FV as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk[a]	4,900	5,267	4	4	(26)	(35)

Note

a The value mitigated by related credit derivatives was £nil (2018: £nil).